Financial information by segment (Tables)	12 Months Ended
Dec. 31, 2021
Financial information by segment [Abstract]
Revenues and Adjusted EBITDA, assets and liabilities by operating segments and business sectors
a)	The following tables show Revenues and Adjusted EBITDA by operating segments and business sectors for the years 2021, 2020 and 2019:

	Revenue			Adjusted EBITDA
	For the year ended December 31,			For the year ended December 31,
Geography	2021	2020	2019	2021	2020	2019
North America	395,775	330,921	332,965	311,803	279,365	307,242
South America	154,985	151,460	142,207	119,547	120,023	115,346
EMEA	660,989	530,879	536,280	393,038	396,735	398,967
Total	1,211,749	1,013,260	1,011,452	824,388	796,123	821,555

	Revenue			Adjusted EBITDA
	For the year ended December 31,			For the year ended December 31,
Business sectors	2021	2020	2019	2021	2020	2019
Renewable energy	928,525	753,089	761,090	602,583	576,285	604,080
Efficient natural gas & Heat	123,692	111,030	122,281	99,935	101,006	109,200
Transmission lines	105,680	106,042	103,453	83,635	87,272	85,657
Water	53,852	43,099	24,629	38,235	31,560	22,618
Total	1,211,749	1,013,260	1,011,452	824,388	796,123	821,555

The reconciliation of segment Adjusted EBITDA with the profit/(loss) attributable to the parent company is as follows:

	For the year ended December 31,
	2021	2020	2019
Profit/(loss) attributable to the Company	(30,080)	11,968	62,135
Profit attributable to non-controlling interests	19,162	4,906	12,473
Income tax expense	36,220	24,877	30,950
Financial expense, net	340,892	331,810	402,348
Depreciation, amortization, and impairment charges	439,441	408,604	310,755
Depreciation and amortization, financial expense and income tax expense of unconsolidated affiliates (pro rata of Atlantica's equity ownership)	18,753	13,958	2,894
Total segment Adjusted EBITDA	824,388	796,123	821,555

Assets and liabilities by geography
b)	The assets and liabilities by geography and business sector at the end of 2021 and 2020 are as follows:

Assets and liabilities by geography as of December 31, 2021:

	North America	South America	EMEA	Balance as of December 31, 2021
Assets allocated
Contracted concessional assets	3,355,669	1,231,276	3,434,623	8,021,568
Investments carried under the equity method	253,221	-	41,360	294,581
Current financial investments	135,224	28,155	44,000	207,379
Cash and cash equivalents (project companies)	171,744	74,149	287,655	533,548
Subtotal allocated	3,915,858	1,333,580	3,807,638	9,057,076
Unallocated assets
Other non-current assets				268,876
Other current assets (including cash and cash equivalents at holding company level)				425,978
Subtotal unallocated				694,854
Total assets				9,751,930

	North America	South America	EMEA	Balance as of December 31, 2021
Liabilities allocated
Long-term and short-term project debt	1,792,739	887,497	2,355,957	5,036,193
Grants and other liabilities	1,051,679	14,445	197,620	1,263,744
Subtotal allocated	2,844,418	901,942	2,553,577	6,299,937
Unallocated liabilities
Long-term and short-term corporate debt				1,023,071
Other non-current liabilities				532,312
Other current liabilities				148,005
Subtotal unallocated				1,703,388
Total liabilities				8,003,325
Equity unallocated				1,748,605
Total liabilities and equity unallocated				3,451,993
Total liabilities and equity				9,751,930

Assets and liabilities by geography as of December 31, 2020:

	North America	South America	EMEA	Balance as of December 31, 2020
Assets allocated
Contracted concessional assets	3,073,785	1,211,952	3,869,681	8,155,418
Investments carried under the equity method	74,660	-	41,954	116,614
Current financial investments	129,264	27,836	42,984	200,084
Cash and cash equivalents (project companies)	206,344	70,861	255,530	532,735
Subtotal allocated	3,484,053	1,310,649	4,210,149	9,004,851
Unallocated assets
Other non-current assets				242,044
Other current assets (including cash and cash equivalents at holding company level)				691,459
Subtotal unallocated				933,503
Total assets				9,938,354

	North America	South America	EMEA	Balance as of December 31, 2020
Liabilities allocated
Long-term and short-term project debt	1,623,284	902,500	2,711,830	5,237,614
Grants and other liabilities	1,078,974	11,355	139,438	1,229,767
Subtotal allocated	2,702,258	913,855	2,851,268	6,467,381
Unallocated liabilities
Long-term and short-term corporate debt				993,725
Other non-current liabilities				589,107
Other current liabilities				147,260
Subtotal unallocated				1,730,092
Total liabilities				8,197,473
Equity unallocated				1,740,881
Total liabilities and equity unallocated				3,470,973
Total liabilities and equity				9,938,354

Assets and liabilities by business sectors
Assets and liabilities by business sectors as of December 31, 2021:

	Renewable energy	Efficient natural gas & Heat	Transmission lines	Water	Balance as of December 31, 2021
Assets allocated
Contracted concessional assets	6,533,408	517,247	805,987	164,926	8,021,568
Investments carried under the equity method	240,302	15,358	-	38,921	294,581
Current financial investments	10,761	128,461	27,813	40,344	207,379
Cash and cash equivalents (project companies)	442,213	25,392	44,574	21,369	533,548
Subtotal allocated	7,226,684	686,458	878,374	265,560	9,057,076
Unallocated assets
Other non-current assets					268,876
Other current assets (including cash and cash equivalents at holding company level)					425,978
Subtotal unallocated					694,854
Total assets					9,751,930

	Renewable energy	Efficient natural gas & Heat	Transmission lines	Water	Balance as of December 31, 2021
Liabilities allocated
Long-term and short-term project debt	3,857,313	478,724	602,278	97,878	5,036,193
Grants and other liabilities	1,244,346	11,212	5,795	2,391	1,263,744
Subtotal allocated	5,101,659	489,936	608,073	100,269	6,299,937
Unallocated liabilities
Long-term and short-term corporate debt					1,023,071
Other non-current liabilities					532,312
Other current liabilities					148,005
Subtotal unallocated					1,703,388
Total liabilities					8,003,325
Equity unallocated					1,748,605
Total liabilities and equity unallocated					3,451,993
Total liabilities and equity					9,751,930

Assets and liabilities by business sectors as of December 31, 2020:

	Renewable energy	Efficient natural gas & Heat	Transmission lines	Water	Balance as of December 31, 2020
Assets allocated
Contracted concessional assets	6,632,611	502,285	842,595	177,927	8,155,418
Investments carried under the equity method	61,866	15,514	30	39,204	116,614
Current financial investments	6,530	124,872	27,796	40,886	200,084
Cash and cash equivalents (project companies)	397,465	67,955	46,045	21,270	532,735
Subtotal allocated	7,098,472	710,626	916,466	279,287	9,004,851
Unallocated assets
Other non-current assets					242,044
Other current assets (including cash and cash equivalents at holding company level)					691,459
Subtotal unallocated					933,503
Total assets					9,938,354

	Renewable energy	Efficient natural gas & Heat	Transmission lines	Water	Balance as of December 31, 2020
Liabilities allocated
Long-term and short-term project debt	3,992,512	504,293	625,203	115,606	5,237,614
Grants and other liabilities	1,221,176	108	6,040	2,443	1,229,767
Subtotal allocated	5,213,688	504,401	631,243	118,049	6,467,381
Unallocated liabilities
Long-term and short-term corporate debt					993,725
Other non-current liabilities					589,107
Other current liabilities					147,260
Subtotal unallocated					1,730,092
Total liabilities					8,197,473
Equity unallocated					1,740,881
Total liabilities and equity unallocated					3,470,973
Total liabilities and equity					9,938,354

Depreciation, amortization and impairment charges recognized
c)	The amount of depreciation, amortization and impairment charges recognized for the years ended December 31, 2021, 2020 and 2019 are as follows:

	For the year ended December 31,
Depreciation, amortization and impairment by geography	2021	2020	2019
North America	(152,946)	(197,643)	(116,232)
South America	(57,214)	(39,191)	(47,844)
EMEA	(229,281)	(171,770)	(146,679)
Total	(439,441)	(408,604)	(310,755)

	For the year ended December 31,
Depreciation, amortization and impairment by business sectors	2021	2020	2019
Renewable energy	(432,138)	(350,785)	(286,907)
Efficient natural gas & Heat	23,910	(26,563)	3,102
Transmission lines	(31,286)	(30,889)	(27,490)
Water	73	(367)	541
Total	(439,441)	(408,604)	(310,755)